OTHER PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER PAYABLES
OTHER PAYABLES

NOTE 10 - OTHER PAYABLES

Composition of other payables, grouped by major classifications, is as follows:

	March 31,	December 31,
	2021	2020
Accrued expenses	$11,244	$19,464
Commissions payable	8,416	8,326
Employee related compensation	28,693	33,249
Lease liability	8,636	—
Other	1,104	2,416
	$58,093	$63,455

NOTE 9 – OTHER PAYABLES

	December 31,
	2020	2019
Accrued expenses	$19,464	$9,214
Commissions payable	8,326	4,855
Employee related compensation	33,249	26,264
Other	2,416	2,208
	$63,455	$42,541